Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of initial application of standards or interpretations [abstract]
Schedule of Annual Rates of Depreciation

The assets are depreciated using the straight-line method to allocate their cost over their estimated useful lives as follows:

%
Laboratory equipment	9-15
Computers	25-33
Office furniture and equipment	7

Schedule of Estimated Useful Lives Right of Use Assets Lease Period	Assets are depreciated by the straight-line method over the estimated useful lives of the right of use assets or the lease period, which is shorter:
Years

Property	8
Motor vehicles	3

Schedule of Measurement of Lease Liability

Measurement of lease liability as of January 1, 2019:

U.S. dollars in thousands
Operating lease commitments (undiscounted) disclosed as of December 31, 2018	$2,100
Discounted using the lessee’s incremental borrowing rate of at the date of initial application	1,808
Add: finance lease liabilities recognized as of December 31, 2018	796
Add: adjustments as a result of a different treatment of extension and termination options	806
Lease liability recognized as of January 1, 2019	$3,410